12. ACCRUED EXPENSES	9 Months Ended
Jun. 30, 2013
Notes to Financial Statements
12. ACCRUED EXPENSES

Accrued expenses were $55,859 and $391,311 as of June 30, 2013 and September 30, 2012, respectively. As of September 30, 2012 liabilities consisted of accrued interest and $250,000 due to Gemini Master Fund, Ltd. for the repurchase of a warrant under a Warrant Repurchase Agreement dated August 28, 2012.